                       SUPPLEMENT DATED JUNE 1, 2012 TO

             PROSPECTUS DATED APRIL 29, 2005 (AS SUPPLEMENTED) FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund (the "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the Portfolio in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------

12689 SUPPF 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------
GE INVESTMENTS FUNDS,   INCOME FUND -- CLASS 1 SHARES  Seeks maximum income consistent
INC.                                                   with prudent investment management
                                                       and the preservation of capital.
                        ------------------------------------------------------------------------
                        S&P 500(R) INDEX FUND/1/       Seeks growth of capital and
                                                       accumulation of income that
                                                       corresponds to the investment return of
                                                       the S&P 500(R) Composite Stock Index.
                        ------------------------------------------------------------------------
                        TOTAL RETURN FUND -- CLASS 1   Seeks the highest total return,
                        SHARES                         composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.



                        ------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET     Seeks to maximize current income to
INSURANCE TRUST         FUND -- SERVICE SHARES         the extent consistent with the
                                                       preservation of capital and the
                                                       maintenance of liquidity by investing
                                                       exclusively in high quality money
                                                       market instruments.
                        ------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks the highest total return,          GE Asset Management Incorporated
composed of current income and           (subadvised by Urdang Securities
capital appreciation, as is consistent   Management, Inc. (for real estate
with prudent investment risk.            related investments only) and
                                         Palisade Capital Management,
                                         L.L.C. (for small-cap equity
                                         investments only))
---------------------------------------------------------------------------
Seeks to maximize current income to      Goldman Sachs Asset Management,
the extent consistent with the           L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
---------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Certificates.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      2